TCW Core Fixed Income Portfolio Shareholder Fees - TCW Core Fixed Income Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class B
Prospectus [Line Items]
Shareholder Fee, Other	$ 0